Class K [Member] Expense Example - Class K - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC. - Class K Shares	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	364
Expense Example, with Redemption, 10 Years	$ 819